Summary of Significant Accounting Policies (Details) - EBP 050 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Excess contributions payable	$ 0	$ 0
Administrative expense, participant quarterly flat fee (in dollars per share)	$ 7.50